Average Annual Total Returns - Focused Appreciation Portfolio	Focused Appreciation Portfolio 1 Yr	Focused Appreciation Portfolio 5 Yr	Focused Appreciation Portfolio 10 Yr	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	32.55%	19.30%	15.90%	38.49%	21.00%	17.21%	38.89%	19.72%	16.37%